Notes Payable, Related Parties (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Total notes payable, related parties	$ 30,000	$ 30,000	$ 30,000
Less: current portion	30,000	30,000	30,000
Notes payable, related parties, less current portion
Chief Executive Officer [Member]
Total notes payable, related parties	10,000	10,000	10,000
Board of Directors Chairman [Member]
Total notes payable, related parties	10,000	10,000	10,000
Director [Member]
Total notes payable, related parties	$ 10,000	$ 10,000	$ 10,000